11. Stockholders Equity (Tables)	12 Months Ended
Jun. 30, 2017
Stockholders' Equity Note [Abstract]
Warrant activity
	Warrants	Weighted Average Exercise Price	Weighted Average Contractual Term (years)
Outstanding June 30, 2014	3,172,184	$0.018	2.1
Granted	–	–
Exercised	–	–
Forfeited	–	–
Outstanding June 30, 2015	3,172,184	$0.018	1.1
Granted	–	–
Exercised	–	–
Forfeited	(2,067,184)	0.015
Outstanding June 30, 2016	1,105,000	$0.025	0.7
Granted	–	–
Exercised	–	–
Forfeited	(425,000)	–
Outstanding June 30, 2017	680,000	$0.025	0.1

Option activity
	Options	Weighted Average Exercise Price	Weighted Average Contractual Term (years)	Aggregate Intrinsic Value
Outstanding June 30, 2014	20,000,000	$0.02	7.0	$–
Granted	–	–
Exercised	–	–
Expired	–	–
Outstanding June 30, 2015	20,000,000	$0.02	6.0	$–
Granted	–	–
Exercised	–	–
Expired	–	–
Outstanding June 30, 2016	20,000,000	$0.02	5.0	$–
Granted	–	–
Exercised	–	–
Expired	–	–
Outstanding June 30, 2017	20,000,000	$0.02	4.0	$–
Exercisable and vested at June 30, 2017	20,000,000	$0.02	4.0	$–